Segmented information (Tables)	12 Months Ended
Dec. 31, 2025
Segmented Information
Schedule of property and equipment by geographic segment	Property and equipment of the Company are located as follows:
	December 31, 2025	December 31, 2024

United States	$2,851	$2,393
Europe	21	212
Asia/Pacific	183	306
	$3,055	$2,911

Schedule of sales to major customers

A summary of sales to major customers that exceeded 10% of total sales during each period are as follows:

Year ended December 31,	2025	2024

Customer A	$3,949	$10,496
Customer B	1,236	650
	$5,185	$11,146